Managed Portfolio Series
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

September 24, 2024

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C. 20549

Re:	Managed Portfolio Series (the “Trust”)
File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”) that reflects a proposal to shareholders of Leuthold Core Investment Fund; Leuthold Grizzly Short Fund, Leuthold Global Fund, Leuthold Core ETF and Leuthold Select Industries Fund (each a “Fund” and collectively, the “Funds”), each a series of Leuthold Funds, Inc., to reorganize the Leuthold Core Investment Fund; Leuthold Grizzly Short Fund, Leuthold Global Fund, Leuthold Core ETF and Leuthold Select Industries Fund into substantially identical series of the same name, registered under Managed Portfolio Series. It is anticipated that this Registration Statement will become effective on or about December 12, 2024, pursuant to Rule 488 under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact me at 414-516-1652 or adam.smith6@usbank.com.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Adam W. Smith

Adam W. Smith
Interim Secretary

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP